INVESTMENTS - Investments in Associates (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 03, 2017	Feb. 25, 2016	Jan. 26, 2016	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		May 17, 2018
Disclosure of associates [line items]
Purchase of interests in associates				$ 0	$ 0		$ 3,250
Investment in associates				3,154	3,776
Impairment of investments in associates (note 11.2)				0	0		800
Loss on investments in associates				$ (622)	$ (224)	[1]	0	[1]
Collokia LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate				19.50%	19.50%
Investment in associates, shares issued (in shares)		55,645
Purchase of interest in associate (in shares)		20,998
Purchase of interest in associate, price per share (in usd per share)		$ 23.81
Purchase of interests in associates		$ 500
Investment in associates				$ 800
Impairment of investments in associates (note 11.2)							$ 800
Acamica Group Companies
Disclosure of associates [line items]
Proportion of ownership interest in associate			100.00%
Loss on investments in associates				$ (622)	$ (224)
Acamica US
Disclosure of associates [line items]
Proportion of ownership interest in associate			100.00%
Acamica Argentina
Disclosure of associates [line items]
Proportion of ownership interest in associate			97.00%
Acamica Technologias S.L.
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%			47.50%
Investment in associates	$ 750								$ 3,250

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).